Note 7 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
(in thousands)	2024	2023

Research and development	$552	$574
Professional fees	516	279
Severance	-	261
Salaries, bonus and benefits	57	64
Taxes	261	-
Other	320	440
Total accrued expenses	$1,706	$1,618